FINANCIAL INVESTORS TRUST

ALPS/Red Rocks Listed Private Equity Fund

ALPS/WMC Disciplined Value Fund

Clough China Fund

Jefferies Asset Management Commodity Strategy Allocation Fund

RiverFront Global Growth Fund

RiverFront Global Allocation Fund

RiverFront Dynamic Equity Income Fund

RiverFront Moderate Growth & Income Fund

RiverFront Conservative Income Builder Fund

ALPS/Kotak India Growth Fund

(the “Funds”)

Class A, Class C, Class I, Class L, Class R and Investor Class Shares

SUPPLEMENT DATED APRIL 30, 2013 TO THE

PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR EACH OF THE FUNDS, DATED AUGUST 31, 2012, AS SUPPLEMENTED FROM TIME TO TIME

FUND NAME CHANGE

Effective April 30, 2013, the name of the Jefferies Asset Management Commodity Strategy Allocation Fund will be changed to ALPS/CoreCommodity Management CompleteCommoditiesSM Strategy Fund.  Accordingly, all references to the Jefferies Asset Management Commodity Strategy Allocation Fund in the prospectus and statement of additional information are hereby deleted and replaced with ALPS/CoreCommodity Management CompleteCommoditiesSM Strategy Fund.

DIVIDEND FREQUENCY

Effective April 30, 2013, the first paragraph of the section titled “Dividends and Distributions” on page 84 of the Prospectus shall be replaced to read as follows:

The ALPS/CoreCommodity Management CompleteCommoditiesSM Strategy Fund, RiverFront Dynamic Equity Income Fund, RiverFront Moderate Growth & Income Fund and RiverFront Conservative Income Builder Fund each normally pay dividends on a quarterly basis, each other Fund normally pays dividends on an annual basis.  All Funds distribute capital gains, if any, on an annual basis.

DISCLOSURE OF PORTFOLIO HOLDINGS

The sub-paragraphs “Full Portfolio Holdings” and “Partial Portfolio Holdings” of the section titled "Disclosure of Portfolio Holdings" found on page 62 of the Statement of Additional Information are hereby deleted and replaced in their entirety with the following:

Full Portfolio Holdings

Except as set forth in this Policy, the full holdings of a Fund will be disclosed on a quarterly basis on forms required to be filed with the U.S. Securities and Exchange Commission (“SEC”) as follows: (i) Portfolio Holdings as of the end of each fiscal year will be filed as part of the annual report filed on Form N-CSR; (ii) Portfolio Holdings as of the end of the first and third fiscal quarters will be filed in Form N-Q; and (iii) Portfolio Holdings as of the end of the second fiscal quarter will be filed as part of the semi-annual report filed on Form N-CSR.  The Trust’s Form N-CSRs and Form N-Qs are available on the SEC’s website at www.sec.gov. The RiverFront Global Growth Fund, the RiverFront Dynamic Equity Income Fund, the RiverFront Global Allocation Fund, the RiverFront Moderate Growth & Income Fund and the RiverFront Conservative Income Builder Funds currently authorize monthly dissemination of full holdings of a Fund after a ten (10) calendar day lag.  The ALPS/CoreCommodity Management CompleteCommoditiesSM Strategy Fund currently authorizes monthly dissemination of full holdings of the Fund after a thirty (30) calendar day lag.

Partial Portfolio Holdings

Except as set forth in this Policy, partial Portfolio Holdings information will only be provided to Third Parties for the most recent month-end period and only after a thirty (30) calendar day delay from the end of the month being provided.  These holdings may include any combination of the Portfolio Holdings information, except for full Portfolio Holdings.  The Clough China Fund currently authorized monthly dissemination of the Fund’s top 10 holdings after a ten (10) calendar day lag.

CHANGE OF SERVICE PROVIDER

In addition, effective April 30, 2013, all references to ALPS Distributors, Inc. as the Funds’ Distributor in the prospectus and statement of additional information should be deleted.  Also effective April 30, 2013, the Distributor is ALPS Portfolio Solutions Distributor, Inc., 1290 Broadway, Suite 1100, Denver, CO 80203.

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.